Statement of Stockholders’ Equity (Unaudited) - USD ($)	Preferred Stock Series A Convertible	Common stock Class A	Common stock Class B	Additional Paid in Capital	Subscription Receivable	Treasury Stock	Accumulated Deficit	Total
Balance at Dec. 31, 2022		$ 168	$ 48	$ 780,685			$ (627,118)	$ 153,783
Balance (in Shares) at Dec. 31, 2022		1,677,056	472,945
Class B common stock for cash			$ 35	6,580,612				6,580,647
Class B common stock for cash (in Shares)			352,682
Class B Common stock issued for restricted stock awards			$ 38	1,295,893				1,295,931
Class B Common stock issued for restricted stock awards (in Shares)			382,200
Repurchase of Class B Common stock						(176,876)		(176,876)
Net loss							(4,931,197)	(4,931,197)
Balance at Dec. 31, 2023		$ 168	$ 121	8,657,190		(176,876)	(5,558,315)	2,922,288
Balance (in Shares) at Dec. 31, 2023		1,677,056	1,207,827
Conversion from Class A to Class B common stock		$ (17)	$ 17
Conversion from Class A to Class B common stock (in Shares)		(170,650)	170,650
Stock based compensation				326,871				326,871
Net loss							(1,386,904)	(1,386,904)
Balance at Mar. 31, 2024		$ 151	$ 138	8,984,061		(176,876)	(6,945,219)	1,862,255
Balance (in Shares) at Mar. 31, 2024		1,506,406	1,378,477
Balance at Dec. 31, 2023		$ 168	$ 121	8,657,190		(176,876)	(5,558,315)	2,922,288
Balance (in Shares) at Dec. 31, 2023		1,677,056	1,207,827
Net loss								(3,113,441)
Balance at Jun. 30, 2024		$ 151	$ 156	10,945,415		(176,876)	(8,671,756)	2,097,090
Balance (in Shares) at Jun. 30, 2024	165	1,506,406	1,559,595
Balance at Dec. 31, 2023		$ 168	$ 121	8,657,190		(176,876)	(5,558,315)	2,922,288
Balance (in Shares) at Dec. 31, 2023		1,677,056	1,207,827
Series A Convertible Preferred stock issued				2,647,500				2,647,500
Series A Convertible Preferred stock issued (in Shares)	330
Conversion from Series A Convertible Preferred stock to Class B common stock			$ 429	53,681				54,110
Conversion from Series A Convertible Preferred stock to Class B common stock (in Shares)	(230)		4,293,312
Conversion from Class A to Class B common stock		$ (68)	$ 68
Conversion from Class A to Class B common stock (in Shares)		(677,056)	677,056
Class B common stock for cash			$ 271	2,388,587				2,388,858
Class B common stock for cash (in Shares)			2,718,475
Class B Common stock issued for restricted stock awards			$ 17	1,212,340				1,212,357
Class B Common stock issued for restricted stock awards (in Shares)			168,354
Class B Common stock issued for purchase of intangible asset			$ 1	9,499				9,500
Class B Common stock issued for purchase of intangible asset (in Shares)			5,000
Cancellation of Class B common stock and Treasury stock			$ (8)	(176,868)		176,876
Cancellation of Class B common stock and Treasury stock (in Shares)			(80,067)
Reverse stock split adjustment			$ 7	(7)
Reverse stock split adjustment (in Shares)			71,008
Dividend declared – Series A Convertible Preferred stock							(54,110)	(54,110)
Dividend declared – Series A Convertible Preferred stock (in Shares)
Net loss							(6,393,932)	(6,393,932)
Balance at Dec. 31, 2024		$ 100	$ 906	14,791,922			(12,006,357)	2,786,571
Balance (in Shares) at Dec. 31, 2024	100	1,000,000	9,060,965
Balance at Mar. 31, 2024		$ 151	$ 138	8,984,061		(176,876)	(6,945,219)	1,862,255
Balance (in Shares) at Mar. 31, 2024		1,506,406	1,378,477
Series A Convertible Preferred stock issued				1,345,000				1,345,000
Series A Convertible Preferred stock issued (in Shares)	165
Class B common stock subscription proceeds received, net			$ 12	194,422				194,434
Class B common stock subscription proceeds received, net (in Shares)			124,318
Class B Common stock issued for restricted stock awards			$ 5	412,433				412,438
Class B Common stock issued for restricted stock awards (in Shares)			51,800
Class B Common stock issued for purchase of intangible asset			$ 1	9,499				9,500
Class B Common stock issued for purchase of intangible asset (in Shares)			5,000
Net loss							(1,726,537)	(1,726,537)
Balance at Jun. 30, 2024		$ 151	$ 156	10,945,415		(176,876)	(8,671,756)	2,097,090
Balance (in Shares) at Jun. 30, 2024	165	1,506,406	1,559,595
Balance at Dec. 31, 2024		$ 100	$ 906	14,791,922			(12,006,357)	2,786,571
Balance (in Shares) at Dec. 31, 2024	100	1,000,000	9,060,965
Conversion from Series A Convertible Preferred stock to Class B common stock			$ 152	35,043				35,195
Conversion from Series A Convertible Preferred stock to Class B common stock (in Shares)	(100)		1,518,654
Class B common stock for cash			$ 283	3,118,587				3,118,870
Class B common stock for cash (in Shares)			2,833,543
Stock based compensation				252,522				252,522
Dividend declared – Series A Convertible Preferred stock							(35,195)	(35,195)
Net loss							(1,624,218)	(1,624,218)
Balance at Mar. 31, 2025		$ 100	$ 1,341	18,198,074			(13,665,770)	4,533,745
Balance (in Shares) at Mar. 31, 2025		1,000,000	13,413,162
Balance at Dec. 31, 2024		$ 100	$ 906	14,791,922			(12,006,357)	2,786,571
Balance (in Shares) at Dec. 31, 2024	100	1,000,000	9,060,965
Net loss								(4,288,829)
Balance at Jun. 30, 2025		$ 100	$ 1,562	19,012,713			(16,330,381)	2,683,994
Balance (in Shares) at Jun. 30, 2025		1,000,000	15,624,395
Balance at Mar. 31, 2025		$ 100	$ 1,341	18,198,074			(13,665,770)	4,533,745
Balance (in Shares) at Mar. 31, 2025		1,000,000	13,413,162
Conversion from Series A Convertible Preferred stock to Class B common stock			$ 216	(216)
Conversion from Series A Convertible Preferred stock to Class B common stock (in Shares)			2,158,882
Class B Common stock issued for cashless exercise of warrants			$ 5	(5)
Class B Common stock issued for cashless exercise of warrants (in Shares)			52,351
Stock based compensation				814,860				814,860
Net loss							(2,664,611)	(2,664,611)
Balance at Jun. 30, 2025		$ 100	$ 1,562	$ 19,012,713			$ (16,330,381)	$ 2,683,994
Balance (in Shares) at Jun. 30, 2025		1,000,000	15,624,395